Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended			14 Months Ended		18 Months Ended	20 Months Ended	24 Months Ended			26 Months Ended		30 Months Ended	32 Months Ended	36 Months Ended			38 Months Ended		42 Months Ended	44 Months Ended	48 Months Ended			50 Months Ended		54 Months Ended	56 Months Ended	60 Months Ended		62 Months Ended		66 Months Ended	72 Months Ended		74 Months Ended		84 Months Ended		86 Months Ended		96 Months Ended		98 Months Ended	108 Months Ended		110 Months Ended	120 Months Ended
	Apr. 30, 2021	Apr. 26, 2021	Aug. 31, 2020	Nov. 01, 2019	Feb. 28, 2018	Feb. 29, 2016	Apr. 30, 2015	Oct. 31, 2014	Oct. 31, 2020	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2016	Oct. 31, 2015	Apr. 30, 2019	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2017	Oct. 31, 2016	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2018	Oct. 31, 2017	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2025	Apr. 30, 2025
C000018685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							$ 14,325							$ 13,911							$ 14,894							$ 15,191							$ 15,559						$ 15,253					$ 17,107				$ 16,332				$ 16,482			$ 17,423			$ 19,082
C000018687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,635							10,240							10,364							10,535						10,246					11,399				10,782				10,792			11,289			12,234
C000018688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							9,736							10,449							10,684							10,971						10,782					12,121				11,609				11,756			12,467			13,692
C000185554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value					$ 10,000											$ 10,432							$ 10,853							$ 11,501							$ 10,324						$ 10,910					$ 12,442				$ 12,980
C000060790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,550							9,275							9,923							10,117							10,358						10,154					11,377				10,850				10,928			11,523			12,591
C000018689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,325							14,502							14,461							14,292							14,842						15,912					16,618				15,362				15,333			15,378			16,599
C000018691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							10,034							9,893							9,682							9,949						10,554					10,909				9,977				9,845			9,773			10,457
C000018692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							10,147							10,144							10,063							10,486						11,263					11,787				10,919				10,911			10,968			11,874
C000185556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value				$ 10,000							$ 10,340							$ 10,614							$ 9,058							$ 9,289							$ 10,260						$ 10,586
C000060791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,550							9,642							9,590							9,446							9,789						10,460					10,890				10,038				9,979			9,981			10,755
C000018693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,325							14,368							16,128							16,646							17,559						16,842					19,777				19,120				19,513			21,056			22,353
C000018695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,961							11,073							11,355							11,880						11,297					13,161				12,590				12,748			13,633			14,341
C000018696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							10,074							11,334							11,728							12,405						11,911					14,025				13,593				13,908			15,044			16,010
C000057099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R2 Shares
Accumulated Value							10,000							10,019							11,234							11,583							12,208						11,699					13,726				13,258				13,515			14,568			15,449
C000166835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value						$ 10,000											$ 11,081							$ 11,187							$ 11,973							$ 12,201						$ 13,300					$ 12,095				$ 12,786			$ 14,388			$ 14,679
C000127160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value							10,000							10,073							11,355							11,768							12,443						11,983					14,134				13,719				14,058			15,205			16,210
C000060792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,550							9,582							10,750							11,096							11,699						11,205					13,139				12,675				12,940			13,930			14,754
C000221691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value			$ 10,000									$ 10,226							$ 9,291							$ 9,848							$ 11,084							$ 11,318
C000018697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares
Accumulated Value							15,000							15,002							15,016							15,124							15,381						15,585					15,587				15,589				16,003			16,800			17,555
C000018699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares
Accumulated Value							10,000							10,001							10,006							10,056							10,203						10,316					10,317				10,318				10,562			11,057			11,522
C000060793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares
Accumulated Value							10,000							10,001							10,006							10,056							10,203						10,315					10,317				10,318				10,562			11,057			11,522
C000221692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value			10,000						$ 10,000			10,001							10,057							10,493							11,022							11,476
C000018700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,325							15,173							15,138							15,575							16,458						16,715					18,341				16,727				17,079			17,454			17,717
C000018702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							10,578							10,519							10,798							11,383						11,531					12,630				11,478				11,686			11,908			12,065
C000221693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C2 Shares - Including sales charges
Accumulated Value			10,000									10,159							8,704							8,893							9,771							9,459
C000082082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							10,629							10,621							10,955							11,604						11,815					13,009				11,883				12,163			12,461			12,694
C000185560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value				10,000							$ 10,591							$ 11,030							$ 9,522							$ 9,800							$ 10,847						$ 10,578
C000060794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,550							10,126							10,096							10,390							10,980						11,151					12,241				11,156				11,385			11,630			11,812
C000018703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,175							13,629							15,712							17,088							18,662						18,809					28,221				26,901				25,885			27,969			29,877
C000018705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,531							10,885							11,734							12,702						12,681					18,848				17,798				16,958			18,149			19,196
C000087595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							9,646							11,146							12,164							13,337						13,493					20,310				19,422				18,747			20,329			21,782
C000060795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,450							9,076							10,440							11,336							12,366						12,433					18,623				17,724				17,010			18,339			19,550
C000018706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,175							13,834							15,212							15,749							16,788						16,520					20,345				19,091				19,051			20,482			23,006
C000018708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,671							10,542							10,822							11,430						11,148					13,600				12,647				12,498			13,302			14,795
C000018709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							9,781							10,786							11,198							11,965						11,799					14,566				13,711				13,709			14,778			16,642
C000185564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value					10,000											$ 10,984							$ 10,918							$ 13,124							$ 11,093						$ 11,313					$ 14,373				$ 14,367
C000060796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,450							9,203							10,110							10,459							11,133						10,934					13,447				12,595				12,542			13,450			15,066
C000221696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value			10,000									10,814							9,073							9,192							11,608							11,548
C000018710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,325							14,824							16,628							16,822							17,729						15,579					18,786				15,976				15,416			17,437			18,570
C000018712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							10,256							11,384							11,408							11,915						10,357					12,349				10,380				9,900			11,067			11,652
C000052120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							10,384							11,664							11,829							12,510						11,018					13,336				11,367				11,001			12,478			13,326
C000060797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,550							9,871							11,051							11,145							11,735						10,272					12,349				10,456				10,047			11,313			12,005
C000018719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,175							13,870							16,070							18,584							20,182						19,571					29,008				29,666				30,166			35,758			39,778
C000018721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,692							11,117							12,724							13,677						13,125					19,259				19,506				19,647			23,062			25,407
C000018722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							9,809							11,399							13,211							14,385						13,980					20,777				21,311				21,724			25,811			28,789
C000179143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value	$ 10,024	$ 10,000											$ 8,952							$ 9,283							$ 12,145							$ 12,262
C000060799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,450							9,227							10,663							12,297							13,318						12,875					19,033				19,426				19,717			23,319			25,879
C000018724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,175							13,796							16,275							20,191							23,688						25,832					38,610				33,696				34,185			46,460			52,579
C000018726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,658							11,303							13,901							16,178						17,503					25,922				22,428				22,524			30,290			34,021
C000018727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value								$ 10,000							$ 9,754							$ 11,538							$ 14,342							$ 16,879						$ 18,460					$ 27,659				$ 24,206				$ 24,593			$ 33,509		37,989
C000018728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R1 Shares
Accumulated Value							10,000							9,749							11,520							14,310							16,820						18,376					27,501				24,053				24,405			33,216			37,628
C000018729 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R2 Shares
Accumulated Value							10,000							9,722							11,460							14,197							16,632						18,127					27,083				23,606				23,895			32,460			36,713
C000030958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value							10,000							9,693							11,404							14,096							16,467						17,912					26,677				23,202				23,427			31,769			35,793
C000127162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value							10,000							9,764							11,566							14,392							16,951						18,555					27,810				24,349				24,781			33,792			38,355
C000060800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,450							9,194							10,851							13,440							15,756						17,171					25,606				22,330				22,580			30,647			34,635
C000221700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value			10,000									$ 12,357							$ 8,400							$ 10,020							$ 14,569							$ 13,854
C000018730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value							14,175							13,277							15,685							17,438							19,533						18,103					28,321				29,337				29,493			32,545			35,104
C000018732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value							10,000							9,281							10,860							11,960							13,269						12,175					18,848				19,322				19,233			21,020			22,450
C000018733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value							10,000							9,389							11,119							12,391							13,917						12,929					20,280				21,078				21,253			23,536			25,465
C000185571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value		10,000											$ 9,812							$ 9,628							$ 12,186							$ 11,922
C000060801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value							9,450							8,834							10,417							11,556							12,919						11,941					18,628				19,243				19,295			21,244			22,860
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000	10,000	10,000	10,000	15,000							15,408							15,536							15,486							16,305						18,073					18,025				16,491				16,420			16,179			17,477
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Multisector Bond Category Average
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value				10,000			15,000							15,736							15,969							16,076							17,167						18,573					19,457				17,659				17,926			18,143			19,691
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Intermediate Core Bond Category Average
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. High Yield Constrained Index
Accumulated Value			10,000			$ 10,000	15,000							14,804							16,826							17,367							18,532						17,555					21,067				20,023				20,230			22,028			23,942
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar High Yield Bond Category Average
Average Lipper Money Market Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Average Lipper Money Market Fund
Accumulated Value			10,000				15,000		$ 10,005					15,000							15,000							15,000							15,000						15,005					15,105				15,307				15,616			17,380			17,750
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value			10,000	$ 10,000			15,000							15,794							15,817							16,063							17,052						17,421					18,770				17,290				17,787			18,158			18,460
Morningstar Muni National Long Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Muni National Long Category Average
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. Convertible Index
Accumulated Value							15,000							14,004							16,485							17,991							19,963						20,838					33,505				29,673				28,080			30,603			34,148
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Convertibles Category Average
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value			10,000		10,000		15,000							14,374							16,480							18,659							19,868						19,072					27,717				26,742				27,592			32,665			36,635
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Benchmark Index
Accumulated Value			10,000		$ 10,000		15,000							14,818							16,149							17,393							18,485						18,912					23,725				22,447				22,894			25,221			27,886
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderate Allocation Category Average
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										JPMorgan EMBI Global Diversified Index
Accumulated Value							15,000							15,649							16,998							17,214							18,249						17,341					20,111				17,194				17,041			18,471			20,092
Morningstar Emerging Markets Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Emerging Markets Bond Category Average
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000®Index
Accumulated Value			10,000				15,000	10,000						14,974	9,982						17,756	11,837						20,073	13,382						22,618	15,079					22,383	14,922				33,780	22,520			32,728	21,819			33,220	22,146		40,628	27,085		45,260
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500®Index
Accumulated Value			10,000				15,000	10,000						15,181	10,121						17,901	11,934						20,276	13,517						23,012	15,341					23,211	15,474				33,883	22,589			33,956	22,637			34,860	23,240		42,760	28,507		47,932
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Large Blend Category Average
Russell 3000 C000018727 Index [Member]
Account Value [Line Items]
Accumulated Value																																																												30,174
Standard And Poors 500 C000018727 Index [Member]
Account Value [Line Items]
Accumulated Value																																																												31,955
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Growth Index
Accumulated Value			$ 10,000				15,000	$ 10,000						15,161	$ 10,107						18,117	$ 12,078						21,551	$ 14,367						25,308	$ 16,872					28,050	$ 18,700				42,472	$ 28,314			40,200	$ 26,800			41,139	$ 27,426		54,222	$ 36,148		62,100
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Large Growth Category Average
Russell 1000 Growth C000018727 Index [Member]
Account Value [Line Items]
Accumulated Value																																																												41,400
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Value Index
Accumulated Value		$ 10,000					$ 15,000							$ 14,939							$ 17,412							$ 18,718							$ 20,415						$ 18,167					$ 26,509				$ 26,859				$ 27,185			$ 30,834			$ 33,470
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Large Value Category Average